Equity Method Investment (Details) - USD ($)		12 Months Ended
	Jan. 25, 2024	Dec. 31, 2024	Jun. 30, 2024
Equity Method Investment [Line Items]
Percentage of interest	50.00%
Agreement term		2 years
Capital contributions percentage		9.50%
Fair market value of interest		$ 5,000,000
Recognized amount		333,500,000
Deferred tax liability		87,800,000
Capital difference amount		$ 266,000,000
Percentage of estimated weighted average cost of capital		12.50%
AirJoule, LLC [Member]
Equity Method Investment [Line Items]
Contributed cash		$ 10,000,000
GE Vernova’s [Member]
Equity Method Investment [Line Items]
Closing contribution			$ 100
Interest rate percentage		50.00%
Purchase price (in Dollars per share)		$ 1
AirJoule JV [Member]
Equity Method Investment [Line Items]
Closing contribution			$ 10,000,000
Interest rate percentage		50.00%
AirJoule JV [Member] | GE Vernova’s [Member]
Equity Method Investment [Line Items]
Closing contribution		$ 90,000,000